7. Share-based payments (Details 9) - Employee stock options Fully-vested [Member] - USD ($) None in scaling factor is -9223372036854775296	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Volatility	325.00%
Risk-free interest rate	2.70%
Expected life (years)	10 years
Dividend yield